Related Party Transactions - Amount paid or received from related parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related party transactions
Purchases of services from related parties	€ (3,510)	€ (4,567)
Receivables from related parties at reported period	214		€ 214
Payables to related parties at reported period	201		223
BW Group Limited (including subsidiaries)
Related party transactions
Purchases of services from related parties	(3,270)	(3,905)
Payables to related parties at reported period	159		181
Scorpio Holdings Limited (including subsidiaries)
Related party transactions
Purchases of services from related parties	(240)	€ (662)
Receivables from related parties at reported period	214		214
Payables to related parties at reported period	€ 42		€ 42